Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners- Summary of Assets and Liabilities Classified as Held for Distribution to Owners (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 211,027,141	$ 114,486,479
Other current financial assets	20,523,276	487,106
Other current non-financial assets	2,167,272	4,409,288
Current accounts receivable from related parties	109,797,820	82,727,781
Inventories	31,740,903	33,390,799
TOTAL CURRENT ASSETS	662,804,360	543,372,955
NON-CURRENT ASSETS
Other non-current financial assets	33,391,398	28,802,568
Other non-current non-financial assets	12,853,459	12,318,443
Trade and other non-current receivables, net	1,032,923	6,788,437
Investments accounted for using the equity method	12,707,221	18,738,198		$ 45,716,371
Intangible assets other than goodwill, net	18,607,973	19,266,874		20,905,426	$ 52,451,833
Goodwill	24,860,356	24,860,356		24,860,356
Property, plant and equipment, net	2,788,204,501	2,726,838,537		2,729,717,092
Deferred tax assets		18,696,123
TOTAL NON-CURRENT ASSETS	2,891,657,831	2,856,309,536
TOTAL ASSETS	3,554,462,191	3,399,682,491
CURRENT LIABILITIES
Other current financial liabilities	18,815,435	25,696,064
Trade and other current payables	329,448,226	341,088,664
Current accounts payable to related parties	122,862,944	121,018,039
Current provisions	5,296,635	6,493,428
Current tax liabilities	66,933,261	61,457,940
Other current non-financial liabilities		23,330
TOTAL CURRENT LIABILITIES	543,356,501	555,777,465
NON-CURRENT LIABILITIES
Other non-current financial liabilities	781,978,145	854,016,751
Other non-current payables	632,643	1,453,022
Non-current provisions, other than for employee benefits	63,992,567	57,325,915
Deferred tax liabilities	160,293,916	185,277,005
Non-current provisions for employee benefits	14,875,948	15,820,557		15,271,416
TOTAL NON-CURRENT LIABILITIES	1,022,091,737	1,114,144,777
TOTAL LIABILITIES	$ 1,565,448,238	$ 1,669,922,242
Classification As Held For Distribution To Owners [Member]
CURRENT ASSETS
Cash and cash equivalents			$ 211,252,436	112,313,130
Other current financial assets			4,026,343	5,641,903
Other current non-financial assets			11,065,826	14,336,049
Current accounts receivable from related parties			211,703,393	199,139,964
Current accounts receivable from related parties			54,507,295	37,639,756
Inventories			22,562,325	25,926,892
Current income tax receivables			1,180,380	50,966
TOTAL CURRENT ASSETS			516,297,998	395,048,660
NON-CURRENT ASSETS
Other non-current financial assets			577,719	625,981
Other non-current non-financial assets			2,764,888	3,239,510
Trade and other non-current receivables, net			220,651,649	230,824,700
Investments accounted for using the equity method			441,310,088	446,338,964
Intangible assets other than goodwill, net			29,219,975	31,083,689
Goodwill			94,270,450	100,700,656
Property, plant and equipment, net			2,481,383,742	2,663,590,814
Deferred tax assets			16,403,221	18,253,056
TOTAL NON-CURRENT ASSETS			3,286,581,732	3,494,657,370
TOTAL ASSETS			3,802,879,730	3,889,706,030
CURRENT LIABILITIES
Other current financial liabilities			198,963,253	221,018,241
Trade and other current payables			238,547,183	259,664,724
Current accounts payable to related parties			55,541,485	48,124,723
Current provisions			67,049,521	78,935,605
Current tax liabilities			69,623,615	65,310,111
Other current non-financial liabilities			1,797,957	1,951,294
TOTAL CURRENT LIABILITIES			631,523,014	675,004,698
NON-CURRENT LIABILITIES
Other non-current financial liabilities			908,367,472	896,924,119
Other non-current payables			37,652,705	39,373,175
Non-current provisions, other than for employee benefits			33,922,531	36,473,503
Deferred tax liabilities			158,913,576	163,761,907
Non-current provisions for employee benefits			19,308,134	21,548,342
Other non-current non-financial liabilities			17,547,661	18,698,412
TOTAL NON-CURRENT LIABILITIES			1,175,712,079	1,176,779,458
TOTAL LIABILITIES			$ 1,807,235,093	$ 1,851,784,156